RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 2,295
Less: current portion	239
Long-term portion	2,056
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	3,249
Less: current portion	730
Long-term portion	2,519
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(954)	$ (1,153)
Less: current portion	(491)	(488)
Long-term portion	(463)	(665)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	24
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,001
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(977)	(748)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	115
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	161
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(46)	8
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	262
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	72
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	190	128
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	85
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	217
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(132)	(326)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,753
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,753	1,540
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	56
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,798
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (1,742)	$ (1,755)